14. Prepaid Expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	R$ 52,551	R$ 64,679
Prepaid expenses, current	39,867	39,096	R$ 49,282
Prepaid expenses, noncurrent	12,684	25,583	R$ 25,493
Risk premium - GSF renegotiation
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	28,033	40,909
Others
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	R$ 24,518	R$ 23,770